Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2016
Investments, All Other Investments [Abstract]
Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	269,502	269,502	318,993	318,993
Logitel contingent consideration (see below)	Level 3	—	—	(14,830)	(14,830)
Derivative instruments (note 9)
Interest rate swap agreements	Level 2	(309,003)	(309,003)	(235,998)	(235,998)
Cross currency swap agreements	Level 2	(125,258)	(125,258)	(183,327)	(183,327)
Foreign currency forward contracts	Level 2	1,429	1,429	(11,509)	(11,509)

Non-Recurring:
Vessels held for sale (note 14)	Level 2	—	—	55,450	55,450
Vessels and equipment (note 14)	Level 2	—	—	100,600	100,600

Other:
Long-term debt - public (note 6)	Level 1	(592,464)	(512,064)	(620,746)	(473,729)
Long-term debt - non-public (note 6)	Level 2	(2,556,387)	(2,476,960)	(2,743,128)	(2,783,597)

Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in the estimated fair value of the Partnership’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the three and nine months ended September 30, 2016 and 2015 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	Asset (Liability)		Asset (Liability)
	$	$	$	$
Balance at beginning of period	—	(15,292)	(14,830)	(21,448)
Acquisition of Logitel	—	—	—	2,569
Settlement of liability	—	—	—	3,540
Gain (loss) included in Other (expense) income - net	—	(253)	14,830	(206)
Balance at end of period	—	(15,545)	—	(15,545)

Summary of Partnership's Financing Receivables
The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	September 30, 2016	December 31, 2015
			$	$
Direct financing leases	Payment activity	Performing	18,952	17,471